Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 416,920	$ 390,291
Less accumulated depreciation and amortization	(148,925)	(126,597)
Premises and equipment, net	267,995	263,694
Future minimum payments due, 2019	5,582
Future minimum payments due, 2020	5,316
Future minimum payments due, 2021	4,758
Future minimum payments due, 2022	4,172
Future minimum payments due, 2023	3,689
Future minimum payments due, thereafter	13,778
Rental expense	6,477	5,500	$ 5,346
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	110,251	102,381
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	156,803	149,805
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	22,887	18,587
Furniture, software and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 126,979	$ 119,518
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Estimated Useful Life	25 years
Minimum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years
Minimum | Furniture, software and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	2 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Estimated Useful Life	40 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Life	15 years
Maximum | Furniture, software and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years